Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2016
Index 500 Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Index 500 Stock Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to achieve investment results that approximate the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4.17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.17%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio employs a “passive management,” or indexing, investment approach designed to track the performance of the S&P 500® Index. The S&P 500® Index is composed of the stocks of primarily large capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market’s total capitalization. As of December 31, 2015, the market capitalization range of the S&P 500® Index was approximately $1.8 billion to $587 billion. The Portfolio attempts to achieve its objective by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in S&P 500® Index stock futures and, to a lesser extent, purchase (long) total return equity swap agreements to help achieve full replication.

Standard & Poor’s constructs the Index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its float-adjusted market value. For example, the 50 largest companies in the index may account for over 50% of its value. For this reason, the Index 500 Stock Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means it may hold larger positions in a single stock or smaller number of stocks than a “diversified” fund.

		The Index 500 Stock Portfolio’s ability to match the performance of the S&P 500® Index will be affected to some extent by the size and timing of cash flows into and out of the Index 500 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.
  Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index and the risk of adverse price movements in the market. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include counterparty and liquidity risks.
  Equity Securities Risk – The value of equity securities, such as the stocks in which the Portfolio invests, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.
  Indexing Strategy Risk – A Portfolio may not perform as well as the index it attempts to match due to the Portfolio’s expenses, changes in securities markets, changes in the composition of the underlying index and the timing of purchases and redemptions of Portfolio shares. A Portfolio using an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. In addition, changes in the value of a derivative used to replicate an index may not correlate as intended with the underlying index.
  Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.
  Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
  Non-Diversification Risk – The Portfolio is classified as a non-diversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.
  Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk – The Portfolio is classified as a non-diversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr:2nd – ‘09 15.93% Worst Qtr:4th – ‘08 -21.88%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2015)
Index 500 Stock Portfolio | Index 500 Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.21%
1 Year	rr_ExpenseExampleYear01	$ 22
3 Years	rr_ExpenseExampleYear03	68
5 Years	rr_ExpenseExampleYear05	118
10 Years	rr_ExpenseExampleYear10	$ 268
2006	rr_AnnualReturn2006	15.62%
2007	rr_AnnualReturn2007	5.43%
2008	rr_AnnualReturn2008	(36.94%)
2009	rr_AnnualReturn2009	26.40%
2010	rr_AnnualReturn2010	14.89%
2011	rr_AnnualReturn2011	1.95%
2012	rr_AnnualReturn2012	15.76%
2013	rr_AnnualReturn2013	32.05%
2014	rr_AnnualReturn2014	13.46%
2015	rr_AnnualReturn2015	1.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.88%)
1 Yr	rr_AverageAnnualReturnYear01	1.17%
5 Yrs	rr_AverageAnnualReturnYear05	12.33%
10 Yrs	rr_AverageAnnualReturnYear10	7.16%
Index 500 Stock Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.38%
5 Yrs	rr_AverageAnnualReturnYear05	12.57%
10 Yrs	rr_AverageAnnualReturnYear10	7.31%
Index 500 Stock Portfolio | Lipper® Variable Insurance Products (VIP) S&P 500 Index Objective Funds Average (reflects deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.94%
5 Yrs	rr_AverageAnnualReturnYear05	12.11%
10 Yrs	rr_AverageAnnualReturnYear10	6.94%